UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

                         FORM 13F

                    FORM 13F COVER PAGE


Report for the Quarter Ended:   September 30, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one):  [     ] is a restatement.
                                  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:     Lodestar Investment Counsel, Inc.
Address:  208 South LaSalle Street
          Suite 1710
          Chicago, Illinois  60604

13F File Number: 028-07076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:     William A. Goldstein
Title:    President
Phone:    312-630-9666

     William A. Goldstein, Chicago, Illinois, October 30, 2000
Report Type (Check only one):
[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  97
Form 13F Information Table Value Total:  $193,241

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA                          COM              013817101      202     8000 SH       SOLE                                       8000
Abbott Laboratories            COM              002824100     1229    25837 SH       SOLE                                      25837
Aetna Inc                      COM              008117103      586    10100 SH       SOLE                                      10100
Agilent Technologies           COM              00846U101      720    14714 SH       SOLE                                      14714
Albertson's Inc                COM              013104104     1174    55913 SH       SOLE                                      55913
Allstate Corporation           COM              020002101     5460   157128 SH       SOLE                                     157128
America On-Line                COM              02364J104      345     6420 SH       SOLE                                       6420
American Express               COM              025816109     4456    73347 SH       SOLE                                      73347
American Home Products         COM              026609107     3805    67275 SH       SOLE                                      67275
American International Group   COM              026874107      209     2183 SH       SOLE                                       2183
American Telephone and Telegra COM              001957109     2249    76557 SH       SOLE                                      76557
Amli Residential Properties    COM              001735109     2454   102264 SH       SOLE                                     102098
Automatic Data Processing      COM              053015103      588     8800 SH       SOLE                                       8800
BP Amoco PLC                   COM              055622104     5903   111373 SH       SOLE                                     111373
Bank One                       COM              06423A103     7483   193733 SH       SOLE                                     193733
Boeing Co                      COM              097023105     7086   112470 SH       SOLE                                     112470
Bristol Myers Squibb           COM              110122108     4206    73630 SH       SOLE                                      73630
Cedar Fair L.P. Dep. Rcts.     COM              150185106      474    25700 SH       SOLE                                      25700
Chubb Corporation              COM              171232101      483     6100 SH       SOLE                                       6100
Citigroup                      COM              172967101      656    12134 SH       SOLE                                      12134
Coca Cola                      COM              191216100      959    17400 SH       SOLE                                      17400
Dean Foods                     COM              242361103     3723   111975 SH       SOLE                                     111975
Dow Chemical                   COM              260543103      229     9173 SH       SOLE                                       9173
DuPont                         COM              263534109     1292    31170 SH       SOLE                                      31170
Dun & Bradstreet               COM              26483B106      294     8550 SH       SOLE                                       8550
Eli Lilly & Company            COM              532457108      973    12000 SH       SOLE                                      12000
Emerson Electric               COM              291011104      971    14500 SH       SOLE                                      14500
Exxon Mobil Corp               COM              30231g102     4269    47902 SH       SOLE                                      47902
Fannie Mae                     COM              313586109     1338    18709 SH       SOLE                                      18709
Federated Department Stores In COM              31410H101     2127    81412 SH       SOLE                                      81212
First Data Corp                COM              319963104      703    18000 SH       SOLE                                      18000
First Health Group Corp.       COM              320960107      613    19000 SH       SOLE                                      19000
First Union Corp               COM              337358105      431    13400 SH       SOLE                                      13400
General Electric               COM              369604103     9164   158850 SH       SOLE                                     158850
H&R Block                      COM              093671105      341     9200 SH       SOLE                                       9200
Hartmarx Corporation           COM              417119104      157    52400 SH       SOLE                                      52400
Hershey Foods                  COM              427866108      303     5600 SH       SOLE                                       5600
Hewlett-Packard                COM              428236103     3903    40234 SH       SOLE                                      40234
Hillenbrand Industries         COM              431573104     1969    44000 SH       SOLE                                      44000
IMS Health Inc                 COM              449934108      424    20412 SH       SOLE                                      20412
Illinois Tool Works Inc        COM              452308109      263     4700 SH       SOLE                                       4700
Intel                          COM              458140100     3935    94680 SH       SOLE                                      94680
International Business Machine COM              459200101      801     7124 SH       SOLE                                       7124
Johnson & Johnson              COM              478160104     5141    54728 SH       SOLE                                      54728
Kellogg                        COM              487836108     2961   122435 SH       SOLE                                     122435
Kimberly Clark Corp            COM              494368103     1986    35587 SH       SOLE                                      35587
Koninklijke Philips Electronic COM              500472303     4079    95971 SH       SOLE                                      95971
Lucent Technologies            COM              549463107      576    18834 SH       SOLE                                      18834
Merck & Co.                    COM              589331107     7396    99364 SH       SOLE                                      99264
Minnesota Mining and Manufactu COM              604059105      805     8836 SH       SOLE                                       8803
Morgan Stanley Dean Witter     COM              617446448      443     4846 SH       SOLE                                       4846
Motorola                       COM              620076109     5795   205145 SH       SOLE                                     205145
Nestle S.A. Registered Voting  COM              641069406     7474    71768 SH       SOLE                                      71768
New Plan Excel Realty Trust    COM              648053106      207    15100 SH       SOLE                                      15100
Newell Rubbermaid, Inc.        COM              651229106     1468    64350 SH       SOLE                                      64350
Nordstrom Inc.                 COM              655664100     1487    95550 SH       SOLE                                      95550
Northern Trust Co.             COM              665859104      749     8426 SH       SOLE                                       8426
Pepsico                        COM              713448108     1127    24490 SH       SOLE                                      24490
Pfizer                         COM              717081103     2336    51983 SH       SOLE                                      51983
Pharmacia Corporation          COM              71713U102      835    13876 SH       SOLE                                      13876
Philip Morris Co.              COM              718154107      209     7115 SH       SOLE                                       7115
Pitney Bowes                   COM              724479100      217     5500 SH       SOLE                                       5500
Procter & Gamble               COM              742718109     1884    28115 SH       SOLE                                      28115
Provident Financial Group      COM              743866105      248     8437 SH       SOLE                                       8437
RR Donnelley & Sons            COM              257867101     4881   198700 SH       SOLE                                     198500
Reader's Digest Association In COM              755267101     5337   151133 SH       SOLE                                     151133
Royal Dutch Petroleum          COM              780257804     3674    61291 SH       SOLE                                      61291
SBC Communications             COM              78387G103     5389   107772 SH       SOLE                                     107772
Sara Lee                       COM              803111103      773    38052 SH       SOLE                                      38052
Schering-Plough                COM              806605101     1469    31600 SH       SOLE                                      31600
Simon Property Group, Inc      COM              828806109      619    26408 SH       SOLE                                      26408
Sun Microsystems               COM              866810104      233     2000 SH       SOLE                                       2000
TXU Corporation                COM              873168108      507    12805 SH       SOLE                                      12805
The Tribune Company            COM              896047107     7537   172770 SH       SOLE                                     172770
Tiffany & Co. New              COM              886547108     4109   106560 SH       SOLE                                     106560
Time Warner                    COM              887315109      913    11670 SH       SOLE                                      11670
Verizon Communications, Inc.   COM              92343V104      345     7130 SH       SOLE                                       7130
Viacom Inc. Cl. B              COM              925524308     6667   113958 SH       SOLE                                     113958
Vodafone Group PLC(New)        COM              92857W100     2085    56350 SH       SOLE                                      56350
WD-40 Company                  COM              929236107     1018    47900 SH       SOLE                                      47900
Wal-Mart Stores Inc            COM              931142103      895    18600 SH       SOLE                                      18600
Walgreen Co                    COM              931422109     2229    58746 SH       SOLE                                      58546
Walt Disney Company            COM              254687106     1053    27532 SH       SOLE                                      27532
Walter Industries              COM              93317Q105       89    10000 SH       SOLE                                      10000
Waste Management               COM              94106L109      709    40647 SH       SOLE                                      40647
William Wrigley Co.            COM              982526105      211     2820 SH       SOLE                                       2820
Worldcom Inc.                  COM              98157D106     2017    66394 SH       SOLE                                      66394
Acorn Fund Inc.                FUND             004851101      338 17916.503SH       SOLE                                  17916.503
American Mutual Growth & Incom FUND             027681105      235 9896.403 SH       SOLE                                   9896.403
Fundamental Investors Inc.     FUND             360802102      553 16302.534SH       SOLE                                  16302.534
Investment Company of America  FUND             461308108      384 11755.934SH       SOLE                                  11755.934
Nicholas II                    FUND             653740100      976 26694.865SH       SOLE                                  26694.865
Skyline Special Equities Fund  FUND             830833208      714 38571.221SH       SOLE                                  38571.221
Vanguard Group Wellington Fund FUND             949527105      300 10667.683SH       SOLE                                  10667.683
Washington Mutual Inv Fd       FUND             939330106      564 18912.842SH       SOLE                                  18912.842
Boston Chicken, Inc.           CNV              100578AA1        0   100000 PRN      SOLE                                     100000
UTS Uncommon Values Tr #99A An                  294933403       43    50581 SH       SOLE                                      50581
REPORT SUMMARY                 97 DATA RECORDS              193241
                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED